Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Income Taxes [Abstract]
Income Taxes
Note 23. Income Taxes
Income (loss) from continuing operations before income taxes comprised:
Years ended December 31:	2017	2016	2015
Canada	$7,360	$380	$(238,545)
Outside Canada	(45,767)	(17,086)	(52,250)
	$(38,407)	$(16,706)	$(290,795)

The components of income tax (expense) recovery comprised:
Years ended December 31:	2017	2016	2015
Current taxes	$(3,744)	$(4,540)	$(4,282)
Deferred taxes	(3,141)	(1,454)	50,800
Resource revenues taxes	(1,773)	(1,020)	(325)
	$(8,658)	$(7,014)	$46,193

A reconciliation of the loss before income taxes to the (provision for) recovery of income taxes in the consolidated statements of operations is as follows:
Years ended December 31:	2017	2016	2015
Loss before income taxes	$(38,407)	$(16,706)	$(290,795)
Computed recovery of income taxes	$9,792	$4,344	$75,607
Decrease (increase) in income taxes resulting from:
Subsidiaries’ tax rate differences	—	714	(1,107)
Other non-taxable income	7	6,057	2,774
Revisions to prior years	4,650	(112)	227
Taxable capital gains on dispositions, net	(3,150)	(3,543)	13
Resource property revenue taxes	(1,311)	(755)	(241)
Unrecognized losses in current year	(20,916)	(15,623)	(30,469)
Previously unrecognized deferred income tax assets, net	2,877	5,747	1,449
Deferred income tax asset on a purchased asset	—	—	1,339
Permanent differences	(363)	(1,448)	(3,865)
Change in future tax rate	—	—	11
Other, net	(244)	(2,395)	455
(Provision for) recovery of income taxes	$(8,658)	$(7,014)	$46,193

For the year ended December 31, 2016 and 2015, the income tax recovery was computed at Old MFC’s statutory tax rate of 26%, For the year ended December 31, 2017, the income tax recovery was computed at the domestic tax rates applicable to the country concerned, as New MFC is a corporation under the laws of the Cayman Islands which has a zero tax rate for the exempted companies.
In addition, the aggregate current and deferred income tax relating to items that are charged directly to other comprehensive income or loss was an expense of  $nil, $nil and $109 for the year ended December 31, 2017, 2016 and 2015, respectively, relating to the changes in fair values of available-for-sale securities and the remeasurements of defined benefit pension plans.